General and Administrative Expenses	12 Months Ended
Mar. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses

6. General and Administrative Expenses

	March 31, 2025	March 31, 2024
	US$	US$
Staff cost	440,216	181,003
Consulting and professional fees	702,705	235,046
Rent and rates	167,162	158,095
Depreciation	42,297	35,622
Traveling and transportation	24,320	18,702
Insurance	17,659	6,390
Others	17,586	17,978
Total	1,411,945	652,836